SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Schedule of Fair Value of Financial Instruments [Table Text Block]
	January 31, 2015					April 30, 2014
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total

Marketable securities	$352,775	$	— $	—	$352,775	$—	$	— $	—	$—
Total assets at fair value	$352,775	$	— $	—	$352,775	$—	$	— $	—	$—

Schedule of Provision for Income Taxes [Table Text Block]
	For the Years Ended April 30,
	2014	2013
Expected income tax expense(recovery) at the statutory rate of 34%	$(165,659)	$(15,231)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	-	-
Change in valuation allowance	165,659	15,231
Provision for income taxes	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	For the Years Ended April 30,
	2014	2013
Deferred income tax asset:
Net operating loss carryforwards	$191,117	$21,458
Valuation allowance	(191,117)	(21,458)
Deferred income taxes	$-	$-